CASH TRUST SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 28, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              CASH TRUST SERIES, INC. (the “Fund”)
Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series
1933 Act File No. 33-29838
1940 Act File No. 811-5843

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated July 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 30 on July 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary